Restructuring initiatives - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Group-wide restructuring initiatives primarily focusing on the Wholesale Division [Member]	Mar. 31, 2013 Group-wide restructuring initiatives primarily focusing on the Wholesale Division [Member]	Sep. 30, 2013 Further restructuring initiative focusing on the Wholesale Division [Member]	Sep. 30, 2013 Further restructuring initiative focusing on the Wholesale Division [Member]	Mar. 31, 2013 Further restructuring initiative focusing on the Wholesale Division [Member]
Restructuring Initiatives [Line Items]
Employee termination costs	¥ 18,034		¥ 12,769	¥ 783	¥ 2,446
Restructuring charges recorded in the liability		186	2,148	4,715	4,715	8,165
Restructuring charges settled		¥ 2,047			¥ 5,191